AST INVESTMENT GRADE BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
	Shares	Value
Long-Term Investments — 90.6%
Affiliated Mutual Funds — 2.4%
PGIM Absolute Return Bond Fund	5,784,546	$ 51,771,687
PGIM Global Total Return Fund	5,787,238	40,973,647

Total Affiliated Mutual Funds (cost $81,286,965)(w)		92,745,334

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 5.8%
Automobiles — 0.1%
Ford Credit Floorplan Master Owner Trust,
Series 2019-04, Class A
2.440%	09/15/26	4,000	4,248,570
Collateralized Loan Obligations — 4.2%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2015-06A, Class AR, 144A, 3 Month LIBOR + 1.270% (Cap N/A, Floor 0.000%)
1.545%(c)	07/15/30	35,000	34,762,490
HPS Loan Management Ltd. (Cayman Islands),
Series 2015-06A, Class A1R, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.249%(c)	02/05/31	993	977,406
Mountain View CLO LLC (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 0.000%)
1.481%(c)	01/16/31	55,950	55,615,128
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A1AR, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
1.552%(c)	10/20/31	29,182	29,042,599
Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands),
Series 2017-01A, Class A1, 144A, 3 Month LIBOR + 1.220% (Cap N/A, Floor 0.000%)
1.485%(c)	11/14/29	250	248,599
Wellfleet CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.472%(c)	10/20/31	40,250	39,846,703
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month LIBOR + 1.290% (Cap N/A, Floor 0.000%)
1.565%(c)	04/15/30	1,969	1,960,088
			162,453,013
Consumer Loans — 0.1%
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850% (Cap N/A, Floor 2.850%)
2.998%(c)	02/25/23	2,560	2,498,595
Credit Cards — 0.1%
Citibank Credit Card Issuance Trust,
Series 2018-A07, Class A7
3.960%	10/13/30	4,500	5,436,995
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans — 0.1%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-IN01, Class A1, 1 Month LIBOR + 0.640% (Cap N/A, Floor 0.320%)
0.788%(c)	05/25/34	1,223	$ 1,165,745
MASTR Asset-Backed Securities Trust,
Series 2004-OPT02, Class A2, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.350%)
0.848%(c)	09/25/34	816	779,605
Morgan Stanley ABS Capital I, Inc.,
Series 2002-HE03, Class A2, 1 Month LIBOR + 1.080% (Cap N/A, Floor 0.540%)
1.228%(c)	03/25/33	247	242,702
Morgan Stanley Dean Witter Capital I, Inc. Trust,
Series 2002-OP01, Class M1, 1 Month LIBOR + 1.125% (Cap N/A, Floor 0.750%)
1.273%(c)	09/25/32	329	332,975
			2,521,027
Manufactured Housing — 0.1%
Towd Point Mortgage Trust,
Series 2019-MH01, Class A1, 144A
3.000%(cc)	11/25/58	3,152	3,230,853
Other — 0.2%
PNMAC FMSR Issuer Trust,
Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350% (Cap N/A, Floor 0.000%)
2.498%(c)	04/25/23	880	847,065
TH MSR Issuer Trust,
Series 2019-FT01, Class A, 144A, 1 Month LIBOR + 2.800% (Cap N/A, Floor 2.800%)
2.948%(c)	06/25/24	8,350	7,875,223
			8,722,288
Residential Mortgage-Backed Securities — 0.9%
Countrywide Asset-Backed Certificates Trust,
Series 2004-06, Class 2A5, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.390%)
0.928%(c)	11/25/34	828	788,569
Series 2004-ECC02, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	12/25/34	2,113	2,028,988
Credit Suisse Mortgage Trust,
Series 2018-RPL04, 144A
3.747%(cc)	07/25/50	4,878	4,959,902
Series 2018-RPL08, Class A1, 144A
4.125%(cc)	07/25/58	2,971	2,982,881
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A
4.000%	01/25/59	3,418	3,477,192
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	3,559	3,567,128
Mill City Mortgage Loan Trust,
Series 2017-03, Class A1, 144A
2.750%(cc)	01/25/61	3,072	3,163,744
Series 2018-01, Class A1, 144A
3.250%(cc)	05/25/62	3,920	4,078,453
A1

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.600%)
1.048%(c)	05/25/34	805	$ 795,282
Towd Point Mortgage Trust,
Series 2017-04, Class A1, 144A
2.750%(cc)	06/25/57	6,597	6,838,893
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,835	3,002,488
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.148%(c)	10/25/59	1,470	1,469,561
			37,153,081

Total Asset-Backed Securities (cost $210,680,782)			226,264,422
Commercial Mortgage-Backed Securities — 10.8%
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A3
2.903%	07/15/49	6,500	7,005,408
BANK,
Series 2020-BN26, Class A3
2.155%	03/15/63	10,650	11,130,608
Barclays Commercial Mortgage Trust,
Series 2019-C04, Class A4
2.661%	08/15/52	16,045	17,411,915
Benchmark Mortgage Trust,
Series 2018-B01, Class A1
2.560%	01/15/51	3,111	3,146,091
Cantor Commercial Real Estate Lending,
Series 2019-CF02, Class A4
2.624%	11/15/52	35,725	38,681,515
Series 2019-CF02, Class A5
2.874%	11/15/52	3,500	3,857,982
CD Mortgage Trust,
Series 2019-CD08, Class A3
2.657%	08/15/57	19,500	21,204,099
CFCRE Commercial Mortgage Trust,
Series 2016-C04, Class A1
1.501%	05/10/58	411	410,919
Series 2016-C07, Class A2
3.585%	12/10/54	16,500	18,228,599
Citigroup Commercial Mortgage Trust,
Series 2015-P01, Class A5
3.717%	09/15/48	1,000	1,115,528
Series 2020-555, Class A, 144A
2.647%	12/10/41	16,875	17,963,942
Commercial Mortgage Trust,
Series 2014-CR20, Class A3
3.326%	11/10/47	7,800	8,329,423
Series 2015-LC21, Class A4
3.708%	07/10/48	820	906,751
Series 2015-LC23, Class A4
3.774%	10/10/48	5,000	5,613,929
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2016-NXSR, Class A3
3.501%	12/15/49	5,500	$ 6,034,634
Series 2016-NXSR, Class A4
3.795%(cc)	12/15/49	26,542	29,798,377
FHLMC Multifamily Structured Pass-Through Certificates,
Series K056, Class XAM, IO
1.287%(cc)	05/25/26	38,290	2,389,093
Series K083, Class AM
4.030%(cc)	10/25/28	10,900	13,269,683
Series K085, Class AM
4.060%(cc)	10/25/28	10,000	12,019,520
Series K086, Class AM
3.919%(cc)	12/25/28	7,300	8,793,663
Series K087, Class AM
3.832%(cc)	12/25/28	7,850	9,381,801
Series K093, Class XAM, IO
1.332%(cc)	05/25/29	51,135	4,705,744
Series K106, Class XAM, IO
1.728%(cc)	02/25/30	54,548	7,281,311
Series K734, Class X1, IO
0.786%(cc)	02/25/26	122,033	3,673,635
Series K736, Class XAM, IO
1.835%(cc)	07/25/26	63,677	5,666,941
Series K737, Class XAM, IO
1.118%(cc)	10/25/26	46,658	2,661,624
GS Mortgage Securities Trust,
Series 2014-GC24, Class A4
3.666%	09/10/47	4,855	5,249,990
Series 2018-GS09, Class A3
3.727%	03/10/51	16,275	18,640,457
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A4
3.363%	07/15/45	829	868,937
Series 2014-C24, Class A4A1
3.373%	11/15/47	1,500	1,608,733
Series 2015-C30, Class A3
3.322%	07/15/48	1,261	1,260,399
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	9,989	10,118,302
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2015-C27, Class A4
3.753%	12/15/47	3,447	3,869,199
UBS Commercial Mortgage Trust,
Series 2018-C08, Class A1
2.659%	02/15/51	4,342	4,408,451
Series 2018-C08, Class A3
3.720%	02/15/51	30,600	34,699,996
Series 2018-C12, Class A2
4.152%	08/15/51	3,250	3,507,885
Series 2018-C14, Class A3
4.180%	12/15/51	15,000	17,647,577
Series 2019-C17, Class A2
2.313%	10/15/52	7,291	7,557,942

A2

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class A3
2.920%	03/10/46	3,930	$ 4,021,561
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK01, Class A2
2.399%	08/15/49	30,800	32,141,463
Series 2017-C41, Class A3
3.210%	11/15/50	15,610	17,031,639

Total Commercial Mortgage-Backed Securities (cost $386,018,014)			423,315,266
Corporate Bonds — 36.2%
Aerospace & Defense — 0.8%
Boeing Co. (The),
Sr. Unsec’d. Notes
2.950%	02/01/30(a)	9,200	8,896,068
3.750%	02/01/50(a)	4,820	4,345,361
Northrop Grumman Corp.,
Sr. Unsec’d. Notes
5.150%	05/01/40	5,000	6,731,841
Raytheon Technologies Corp.,
Sr. Unsec’d. Notes
4.125%	11/16/28	8,380	9,914,534
			29,887,804
Agriculture — 0.8%
BAT Capital Corp. (United Kingdom),
Gtd. Notes
3.222%	08/15/24	20,895	22,326,918
3.557%	08/15/27	5,000	5,401,275
Reynolds American, Inc. (United Kingdom),
Gtd. Notes
4.450%	06/12/25	5,000	5,628,206
			33,356,399
Airlines — 0.3%
Continental Airlines 2007-1 Class A Pass-Through Trust,
Pass-Through Certificates
5.983%	10/19/23	1,123	1,101,543
Continental Airlines 2010-1 Class A Pass-Through Trust,
Pass-Through Certificates
4.750%	07/12/22	102	100,659
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
3.625%	03/15/22	3,940	3,868,712
3.800%	04/19/23	5,000	4,837,806
			9,908,720
Auto Manufacturers — 0.6%
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
4.134%	08/04/25(a)	500	495,367
5.750%	02/01/21	750	755,920
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
General Motors Co.,
Sr. Unsec’d. Notes
4.875%	10/02/23	9,795	$ 10,667,781
6.600%	04/01/36	3,385	4,099,128
General Motors Financial Co., Inc.,
Gtd. Notes
4.350%	04/09/25	8,000	8,699,317
			24,717,513
Banks — 9.3%
Banco Santander SA (Spain),
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.120%
1.386%(c)	04/12/23	2,200	2,207,621
Sr. Unsec’d. Notes
3.848%	04/12/23	3,200	3,415,915
Bank of America Corp.,
Jr. Sub. Notes, Series DD
6.300%(ff)	–(rr)(a)	2,160	2,442,907
Jr. Sub. Notes, Series MM
4.300%(ff)	–(rr)(a)	10,500	10,214,103
Sr. Unsec’d. Notes, MTN
3.824%(ff)	01/20/28	5,000	5,661,824
3.974%(ff)	02/07/30	5,000	5,795,225
4.078%(ff)	04/23/40	10,950	13,063,414
Sub. Notes, MTN
4.200%	08/26/24	9,015	10,033,905
Bank of New York Mellon Corp. (The),
Jr. Sub. Notes, Series F
4.625%(ff)	–(rr)	10,980	11,296,333
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
3.650%	03/16/25	14,260	15,385,710
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29	15,740	18,385,147
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
3.375%	01/09/25	992	1,074,802
4.400%	08/14/28	200	234,457
Sr. Unsec’d. Notes, 144A, MTN
3.052%(ff)	01/13/31	10,000	10,713,705
Citigroup, Inc.,
Jr. Sub. Notes, Series Q, 3 Month LIBOR + 4.095%
4.375%(c)	–(rr)	11,009	10,740,587
Sr. Unsec’d. Notes
3.520%(ff)	10/27/28(a)	10,375	11,529,072
Sub. Notes
4.450%	09/29/27	25,330	29,335,446
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.800%	06/09/23	1,250	1,344,879
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22	11,100	11,602,855
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26	3,250	3,556,783

A3

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Banks (cont’d.)
4.250%	03/13/26	2,100	$ 2,390,002
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series M, 3 Month LIBOR + 3.922%
4.165%(c)	–(rr)	8,000	7,764,150
Sr. Unsec’d. Notes
3.800%	03/15/30	3,368	3,876,877
3.814%(ff)	04/23/29	16,650	18,952,971
3.850%	01/26/27	240	269,683
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.583%(ff)	06/19/29	3,800	4,375,870
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
2.550%	02/04/30	770	804,400
Intesa Sanpaolo SpA (Italy),
Sr. Unsec’d. Notes, Series XR, 144A
4.000%	09/23/29(a)	9,790	10,654,129
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%
3.738%(c)	–(rr)	489	469,005
Jr. Sub. Notes, Series II
4.000%(ff)	–(rr)(a)	10,000	9,438,651
Jr. Sub. Notes, Series V, 3 Month LIBOR + 3.320%
3.545%(c)	–(rr)	5,000	4,648,625
Sr. Unsec’d. Notes
3.509%(ff)	01/23/29	22,500	25,327,626
4.493%(ff)	03/24/31	9,000	10,975,628
Morgan Stanley,
Jr. Sub. Notes, Series H, 3 Month LIBOR + 3.610%
3.885%(c)	–(rr)	13,000	12,306,175
Sr. Unsec’d. Notes, GMTN
3.772%(ff)	01/24/29	5,000	5,703,294
Sub. Notes, MTN
3.950%	04/23/27(a)	655	740,396
4.100%	05/22/23	1,165	1,259,580
Natwest Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.269%(ff)	03/22/25	200	217,358
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A, MTN
3.875%	03/28/24	20,000	21,487,211
State Street Corp.,
Jr. Sub. Notes, Series F, 3 Month LIBOR + 3.597%
3.847%(c)	–(rr)	14,425	14,293,333
U.S. Bancorp,
Jr. Sub. Notes, Series J
5.300%(ff)	–(rr)(a)	3,000	3,231,163
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.859%(ff)	08/15/23	700	727,022
4.125%	09/24/25	9,005	10,261,330
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31	15,000	15,689,757
			363,898,926
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.750%	01/23/29	15,000	$ 18,245,561
Building Materials — 0.0%
Johnson Controls International PLC,
Sr. Unsec’d. Notes
3.900%	02/14/26	322	366,195
Martin Marietta Materials, Inc.,
Sr. Unsec’d. Notes
4.250%	07/02/24	640	708,795
			1,074,990
Chemicals — 0.8%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP,
Sr. Unsec’d. Notes, 144A
5.125%	04/01/25(a)	7,475	8,787,258
Dow Chemical Co. (The),
Sr. Unsec’d. Notes
3.625%	05/15/26	2,545	2,822,085
4.550%	11/30/25	2,000	2,327,896
LyondellBasell Industries NV,
Sr. Unsec’d. Notes
5.750%	04/15/24	1,520	1,744,163
Mosaic Co. (The),
Sr. Unsec’d. Notes
4.250%	11/15/23	3,295	3,573,845
Nutrien Ltd. (Canada),
Sr. Unsec’d. Notes
3.150%	10/01/22	785	819,062
4.000%	12/15/26	5,000	5,766,991
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22	5,000	4,860,124
			30,701,424
Commercial Services — 0.5%
ERAC USA Finance LLC,
Gtd. Notes, 144A
3.300%	10/15/22	170	177,965
3.800%	11/01/25	2,445	2,714,617
IHS Markit Ltd.,
Gtd. Notes, 144A
4.750%	02/15/25	5,290	5,992,869
Massachusetts Institute of Technology,
Unsec’d. Notes
3.885%	07/01/2116	8,500	10,670,090
United Rentals North America, Inc.,
Gtd. Notes
5.250%	01/15/30(a)	1,055	1,152,139
			20,707,680
Diversified Financial Services — 0.2%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc.,
Sr. Unsec’d. Notes
4.150%	01/23/30(a)	8,650	9,723,193

A4

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric — 4.3%
AEP Texas, Inc.,
Sr. Unsec’d. Notes
3.950%	06/01/28	7,510	$ 8,659,579
AEP Transmission Co. LLC,
Sr. Unsec’d. Notes
3.100%	12/01/26	2,485	2,793,970
Berkshire Hathaway Energy Co.,
Sr. Unsec’d. Notes
5.950%	05/15/37	1,405	1,992,673
6.125%	04/01/36	1,160	1,653,861
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29	500	500,261
5.000%	02/01/31	725	738,806
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
4.250%	11/01/28	6,480	7,700,067
Dominion Energy, Inc.,
Sr. Unsec’d. Notes, Series B
3.600%	03/15/27	27,060	30,781,617
DTE Energy Co.,
Sr. Unsec’d. Notes
2.850%	10/01/26	450	487,252
Sr. Unsec’d. Notes, Series C
3.500%	06/01/24	135	146,699
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.150%	08/15/27	435	481,659
Duke Energy Progress LLC,
First Mortgage
3.700%	09/01/28(h)	3,980	4,649,039
Entergy Arkansas LLC,
First Mortgage
4.000%	06/01/28	10,000	11,768,234
Entergy Louisiana LLC,
Collateral Trust
3.250%	04/01/28	445	500,716
Entergy Texas, Inc.,
First Mortgage
4.000%	03/30/29	10,900	12,753,050
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
4.350%	01/15/25	1,250	1,390,698
Gulf Power Co.,
Sr. Unsec’d. Notes, Series A
3.300%	05/30/27	795	892,994
Interstate Power & Light Co.,
Sr. Unsec’d. Notes
3.250%	12/01/24	925	1,013,543
4.100%	09/26/28	8,000	9,530,607
Kentucky Utilities Co.,
First Mortgage
3.300%	10/01/25	2,150	2,380,056
Louisville Gas & Electric Co.,
First Mortgage
3.300%	10/01/25	3,065	3,409,058
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Electric (cont’d.)
Metropolitan Edison Co.,
Sr. Unsec’d. Notes, 144A
4.300%	01/15/29	12,210	$ 14,331,293
Monongahela Power Co.,
First Mortgage, 144A
4.100%	04/15/24	5,310	5,829,646
PacifiCorp,
First Mortgage
3.350%	07/01/25	2,270	2,513,591
PSEG Power LLC,
Gtd. Notes
3.850%	06/01/23	8,065	8,677,350
Puget Energy, Inc.,
Sr. Sec’d. Notes
3.650%	05/15/25	530	568,025
Sempra Energy,
Sr. Unsec’d. Notes
3.400%	02/01/28	5,000	5,508,940
Southwestern Electric Power Co.,
Sr. Unsec’d. Notes, Series M
4.100%	09/15/28	5,000	5,838,962
State Grid Overseas Investment 2013 Ltd. (China),
Gtd. Notes
3.125%	05/22/23	2,000	2,111,108
Union Electric Co.,
First Mortgage
2.950%	03/15/30	6,500	7,283,861
Virginia Electric & Power Co.,
Sr. Unsec’d. Notes
2.950%	01/15/22	5	5,125
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27	2,245	2,358,184
5.625%	02/15/27	3,000	3,166,017
Xcel Energy, Inc.,
Sr. Unsec’d. Notes
3.350%	12/01/26	5,115	5,759,013
			168,175,554
Electronics — 0.1%
Trimble, Inc.,
Sr. Unsec’d. Notes
4.150%	06/15/23	4,180	4,487,166
Engineering & Construction — 0.2%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
5.500%	07/31/47	10,780	8,782,454
Foods — 0.3%
Kraft Heinz Foods Co.,
Gtd. Notes
3.000%	06/01/26	9,915	10,208,811
Mars, Inc.,
Gtd. Notes, 144A
3.875%	04/01/39	1,370	1,619,574

A5

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Foods (cont’d.)
4.200%	04/01/59	1,190	$ 1,515,760
			13,344,145
Healthcare-Services — 1.0%
Aetna, Inc.,
Sr. Unsec’d. Notes
3.500%	11/15/24	1,000	1,098,198
HCA, Inc.,
Sr. Sec’d. Notes
4.500%	02/15/27	4,600	5,178,282
5.125%	06/15/39	9,300	11,175,446
Humana, Inc.,
Sr. Unsec’d. Notes
3.950%	03/15/27	3,345	3,826,990
4.875%	04/01/30	5,994	7,487,443
Memorial Sloan-Kettering Cancer Center,
Sr. Unsec’d. Notes
4.125%	07/01/52	125	161,395
Quest Diagnostics, Inc.,
Sr. Unsec’d. Notes
2.950%	06/30/30	270	294,565
Stanford Health Care,
Unsec’d. Notes
3.310%	08/15/30	8,980	10,172,380
			39,394,699
Home Furnishings — 0.0%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.679%	07/19/24	1,000	1,065,671
Housewares — 0.4%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.350%	04/01/23	13,855	14,488,185
Insurance — 0.6%
American International Group, Inc.,
Sr. Unsec’d. Notes
3.900%	04/01/26(a)	2,655	3,021,350
Arch Capital Finance LLC,
Gtd. Notes
4.011%	12/15/26	3,045	3,531,234
Liberty Mutual Group, Inc.,
Gtd. Notes, 144A
3.951%	10/15/50	7,000	7,795,348
4.569%	02/01/29	2	2,416
Markel Corp.,
Sr. Unsec’d. Notes
3.500%	11/01/27	500	550,915
3.625%	03/30/23	355	374,120
Swiss Re Treasury US Corp. (Switzerland),
Gtd. Notes, 144A
2.875%	12/06/22	1,185	1,230,515
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Insurance (cont’d.)
Teachers Insurance & Annuity Association of America,
Sub. Notes, 144A
4.270%	05/15/47	7,500	$ 8,841,318
			25,347,216
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes
3.250%	09/15/22	1,320	1,345,487
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
4.600%	08/08/23	400	427,525
			1,773,012
Machinery-Diversified — 0.4%
Otis Worldwide Corp.,
Sr. Unsec’d. Notes
2.565%	02/15/30	13,000	13,958,689
Media — 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
5.375%	06/01/29	3,200	3,467,052
5.875%	05/01/27	800	839,536
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
6.384%	10/23/35	14,572	19,870,801
Comcast Corp.,
Gtd. Notes
2.650%	02/01/30	12,100	13,133,160
3.750%	04/01/40	3,510	4,121,615
4.200%	08/15/34	1,575	1,960,388
Cox Communications, Inc.,
Sr. Unsec’d. Notes, 144A
3.350%	09/15/26	16,000	17,836,551
Discovery Communications LLC,
Gtd. Notes
3.800%	03/13/24(a)	500	545,527
			61,774,630
Mining — 0.3%
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39	8,267	11,922,818
BHP Billiton Finance USA Ltd. (Australia),
Gtd. Notes, 144A
6.250%(ff)	10/19/75	1,360	1,361,778
			13,284,596
Multi-National — 0.1%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
2.750%	01/06/23(a)	445	462,288
3.250%	02/11/22(a)	4,290	4,424,691
			4,886,979

A6

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas — 1.9%
BP Capital Markets America, Inc.,
Gtd. Notes
3.796%	09/21/25	2	$ 2,262
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
3.000%	08/15/22	895	873,153
4.250%	04/15/27(a)	4,950	4,497,222
CNOOC Finance 2013 Ltd. (China),
Gtd. Notes
3.000%	05/09/23	1,965	2,059,261
Concho Resources, Inc.,
Gtd. Notes
3.750%	10/01/27	2,305	2,488,960
4.300%	08/15/28	18,262	20,146,313
Helmerich & Payne, Inc.,
Sr. Unsec’d. Notes
4.650%	03/15/25	1,930	2,114,623
Husky Energy, Inc. (Canada),
Sr. Unsec’d. Notes
4.400%	04/15/29	3,000	3,144,053
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24	2,000	1,939,432
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.900%	03/19/49	11,290	12,554,499
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.500%	03/13/27	13,000	12,122,261
Gtd. Notes, MTN
6.750%	09/21/47	4,249	3,268,104
Valero Energy Corp.,
Sr. Unsec’d. Notes
4.350%	06/01/28	7,335	8,232,038
			73,442,181
Packaging & Containers — 0.4%
WestRock RKT LLC,
Gtd. Notes
4.900%	03/01/22	1,050	1,113,464
WRKCo, Inc.,
Gtd. Notes
4.650%	03/15/26	12,590	14,783,250
			15,896,714
Pharmaceuticals — 3.5%
AbbVie, Inc.,
Sr. Unsec’d. Notes, 144A
3.200%	11/21/29(a)	24,040	26,450,319
3.850%	06/15/24	575	629,930
4.050%	11/21/39	2,000	2,291,873
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
2.200%	07/15/22	400	405,336
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes
3.900%	02/20/28(a)	15,192	$ 17,965,771
4.250%	10/26/49	3,050	4,009,818
Cigna Corp.,
Gtd. Notes
3.250%	04/15/25(a)	530	580,832
4.375%	10/15/28	23,200	27,507,759
CVS Health Corp.,
Sr. Unsec’d. Notes
3.875%	07/20/25	1,328	1,496,751
4.300%	03/25/28	22,584	26,470,077
4.780%	03/25/38	1,775	2,153,390
5.000%	12/01/24	700	797,817
Mylan NV,
Gtd. Notes
3.950%	06/15/26(a)	565	634,659
Mylan, Inc.,
Gtd. Notes
5.200%	04/15/48	9,273	11,529,110
Takeda Pharmaceutical Co. Ltd. (Japan),
Sr. Unsec’d. Notes
5.000%	11/26/28	10,000	12,412,894
			135,336,336
Pipelines — 2.5%
Energy Transfer Operating LP,
Gtd. Notes
4.950%	06/15/28	12,825	13,577,132
5.250%	04/15/29	1,550	1,666,925
5.500%	06/01/27	5,000	5,502,293
5.875%	01/15/24	5,606	6,178,026
Enterprise Products Operating LLC,
Gtd. Notes
3.125%	07/31/29(a)	7,750	8,436,808
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.625%	11/15/23	7,350	8,288,791
MPLX LP,
Sr. Unsec’d. Notes
4.000%	03/15/28	8,455	9,198,157
4.125%	03/01/27	2,980	3,285,716
ONEOK Partners LP,
Gtd. Notes
5.000%	09/15/23	2,525	2,740,984
ONEOK, Inc.,
Gtd. Notes
4.000%	07/13/27(a)	1,535	1,594,125
4.500%	03/15/50	11,660	10,327,367
Plains All American Pipeline LP/PAA Finance Corp.,
Sr. Unsec’d. Notes
3.550%	12/15/29(a)	10,000	9,668,240
4.650%	10/15/25	2,185	2,345,879
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24(a)	4,340	4,837,607

A7

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Sunoco Logistics Partners Operations LP,
Gtd. Notes
4.000%	10/01/27(a)	1,510	$ 1,538,951
Transcontinental Gas Pipe Line Co. LLC,
Sr. Unsec’d. Notes
4.000%	03/15/28	3,610	4,025,863
Valero Energy Partners LP,
Gtd. Notes
4.500%	03/15/28	4,255	4,765,301
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.300%	03/04/24	1,000	1,093,933
			99,072,098
Real Estate Investment Trusts (REITs) — 0.3%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
3.650%	06/15/24	3,750	3,940,183
3.850%	02/01/25	5,575	5,976,134
Healthpeak Properties, Inc.,
Sr. Unsec’d. Notes
4.250%	11/15/23	16	17,505
			9,933,822
Retail — 0.7%
Dollar Tree, Inc.,
Sr. Unsec’d. Notes
4.200%	05/15/28(a)	6,000	7,053,073
O’Reilly Automotive, Inc.,
Sr. Unsec’d. Notes
4.200%	04/01/30	16,165	19,372,217
			26,425,290
Semiconductors — 1.1%
Broadcom, Inc.,
Gtd. Notes
3.459%	09/15/26	25,000	27,378,210
4.110%	09/15/28	12,628	14,113,996
			41,492,206
Software — 0.6%
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.200%	10/01/28	18,730	22,161,627
Microsoft Corp.,
Sr. Unsec’d. Notes
2.525%	06/01/50	143	149,170
2.675%	06/01/60	167	175,369
3.950%	08/08/56	793	1,041,375
			23,527,541
Telecommunications — 1.5%
AT&T, Inc.,
Sr. Unsec’d. Notes, 144A
3.500%	09/15/53	25,056	24,214,199
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
CenturyLink, Inc.,
Sr. Sec’d. Notes, 144A
4.000%	02/15/27(a)	2,215	$ 2,248,165
CommScope Technologies LLC,
Gtd. Notes, 144A
6.000%	06/15/25(a)	3,988	4,041,124
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
4.016%	12/03/29	23,188	27,777,035
			58,280,523
Trucking & Leasing — 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
4.125%	08/01/23	6,020	6,527,202
Water — 0.4%
American Water Capital Corp.,
Sr. Unsec’d. Notes
3.000%	12/01/26	13,140	14,104,333

Total Corporate Bonds (cost $1,232,952,718)			1,417,023,452
Municipal Bonds — 1.9%
Arizona — 0.7%
Salt River Project Agricultural Improvement & Power District,
Revenue Bonds, BABs
4.839%	01/01/41	20,800	28,014,689
California — 0.3%
State of California,
General Obligation Unlimited, Taxable, BABs
7.625%	03/01/40	5,800	10,064,276
Colorado — 0.1%
Regional Transportation District Sales Tax Revenue,
Revenue Bonds, BABs, Series B
5.844%	11/01/50	2,895	4,808,885
Massachusetts — 0.0%
Massachusetts State Water Pollution Abatement,
Revenue Bonds, BABs
5.192%	08/01/40	1,400	1,685,096
New York — 0.3%
New York City Transitional Finance Authority Future Tax Secured Revenue,
Taxable, Revenue Bonds, BABs
5.767%	08/01/36	2,000	2,673,100
New York City Water & Sewer System,
Revenue Bonds, BABs
5.440%	06/15/43	7,000	10,819,970
			13,493,070
Ohio — 0.1%
Ohio State University (The),
Taxable, Revenue Bonds, BABs, Series C
4.910%	06/01/40	1,300	1,811,134

A8

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Municipal Bonds (continued)
Ohio (cont’d.)
Ohio Water Development Authority Water Pollution Control Loan Fund,
Taxable, Revenue Bonds, BABs, Series B2
4.879%	12/01/34	2,000	$ 2,436,820
			4,247,954
Oregon — 0.0%
State of Oregon Department of Transportation,
Taxable, Revenue Bonds, BABs, Series A
5.834%	11/15/34	500	726,470
Pennsylvania — 0.2%
Pennsylvania Turnpike Commission,
Revenue Bonds, BABs, Series B
5.511%	12/01/45	4,000	6,091,960
Texas — 0.1%
City of San Antonio TX Electric & Gas Systems Revenue,
Taxable, Revenue Bonds
4.427%	02/01/42	1,750	2,239,807
Washington — 0.1%
Central Puget Sound Regional Transit Authority,
Revenue Bonds, BABs
5.491%	11/01/39	2,330	3,353,173

Total Municipal Bonds (cost $61,903,795)			74,725,380
Residential Mortgage-Backed Securities — 3.1%
Alternative Loan Trust,
Series 2005-38, Class A3, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.350%)
0.498%(c)	09/25/35	2,272	2,069,352
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	04/25/28	1,172	1,160,828
Series 2018-02A, Class M1B, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	08/25/28	107	106,527
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850% (Cap N/A, Floor 1.850%)
1.998%(c)	10/25/28	1,457	1,446,676
Series 2019-04A, Class M1A, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 1.400%)
1.575%(c)	10/25/29	868	866,314
Series 2019-04A, Class M1B, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)
2.175%(c)	10/25/29	3,100	3,000,774
Central Park Funding Trust,
Series 2018-01, Class A, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
1.656%(c)	11/01/23	20,400	20,529,638
CIM Trust,
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000% (Cap N/A, Floor 0.000%)
2.155%(c)	01/25/57	2,917	2,932,905
Series 2017-08, Class A1, 144A
3.000%(cc)	12/25/65	57,884	58,064,247
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Credit Suisse Mortgage Trust,
Series 2018-RPL09, Class A, 144A
3.850%(cc)	09/25/57	2,366	$ 2,594,654
Eagle Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
1.875%(c)	11/25/28	1,721	1,717,090
FHLMC Structured Agency Credit Risk Debt Notes,
Series 2016-HQA03, Class M2, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
1.498%(c)	03/25/29	183	182,651
FHLMC Structured Agency Credit Risk Trust,
Series 2018-DNA03, Class M1, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	09/25/48	8	7,990
Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650% (Cap N/A, Floor 0.000%)
2.798%(c)	01/25/49	993	983,304
Home Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600% (Cap N/A, Floor 0.000%)
1.748%(c)	10/25/28	524	517,120
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
1.798%(c)	05/25/29	455	449,826
JPMorgan Mortgage Trust,
Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
0.898%(c)	04/25/46	1,004	999,900
Legacy Mortgage Asset Trust,
Series 2019-GS06, Class A1, 144A
3.000%	06/25/59	17,026	17,084,627
New Residential Mortgage Loan Trust,
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	2,343	2,528,525
Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)
0.898%(c)	01/25/48	461	459,626
Oaktown Re II Ltd. (Bermuda),
Series 2018-01A, Class M1, 144A, 1 Month LIBOR + 1.550% (Cap N/A, Floor 0.000%)
1.698%(c)	07/25/28	376	374,811
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
0.798%(c)	06/25/57	1,433	1,430,642
Radnor Re Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.400% (Cap N/A, Floor 0.000%)
1.548%(c)	03/25/28	40	39,964
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR10, Class 1A1
3.032%(cc)	09/25/36	1,358	1,278,071

Total Residential Mortgage-Backed Securities (cost $114,378,686)			120,826,062

A9

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds — 2.2%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes, 144A
3.125%	10/11/27	4,845	$ 5,385,896
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, 144A, MTN
5.125%	01/15/45	1,440	1,815,078
5.875%	01/15/24	10,000	11,512,492
Sr. Unsec’d. Notes, EMTN
4.750%	01/08/26	250	290,284
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes
6.125%	03/09/21	6,857	7,029,863
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
6.375%	10/23/34	2,000	2,895,106
Province of Quebec (Canada),
Sr. Unsec’d. Notes, Series PD
7.500%	09/15/29	2,000	3,073,222
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes, 144A
5.103%	04/23/48	3,695	5,148,407
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes
2.375%	10/17/24	26,379	27,447,998
2.875%	10/17/29	15,600	16,144,393
6.875%	09/27/23	3,210	3,744,124

Total Sovereign Bonds (cost $79,191,017)			84,486,863
U.S. Government Agency Obligations — 1.8%
Federal Home Loan Mortgage Corp.
6.250%	07/15/32	945	1,481,383
Federal National Mortgage Assoc.
6.625%	11/15/30(k)	45,900	70,493,029

Total U.S. Government Agency Obligations (cost $69,307,770)			71,974,412
U.S. Treasury Obligations — 26.4%
U.S. Treasury Bonds
1.125%	05/15/40	23,460	23,097,103
1.125%	08/15/40(a)	100,000	98,140,625
1.250%	05/15/50	5,000	4,738,281
3.000%	11/15/44(a)(h)	34,455	46,040,494
U.S. Treasury Notes
0.250%	08/31/25(a)	41,900	41,854,172
0.250%	09/30/25	200,000	199,734,376
0.375%	09/30/27	230,000	228,454,687
0.500%	08/31/27(a)	175,000	175,410,156
0.625%	08/15/30(a)	208,950	207,742,008
1.625%	11/15/22	130	134,083
U.S. Treasury Strips Coupon
3.202%(s)	08/15/40(h)	7,180	5,492,420

Total U.S. Treasury Obligations (cost $1,031,381,825)			1,030,838,405

Total Long-Term Investments (cost $3,267,101,572)			3,542,199,596

	Shares	Value
Short-Term Investments — 24.7%
Affiliated Mutual Funds — 24.7%
PGIM Core Ultra Short Bond Fund(w)	595,354,418	$ 595,354,418
PGIM Institutional Money Market Fund (cost $370,202,670; includes $370,164,896 of cash collateral for securities on loan)(b)(w)	370,548,011	370,473,901

Total Affiliated Mutual Funds (cost $965,557,088)		965,828,319
Options Purchased*~ — 0.0%
(cost $47,111)		2,865,127

Total Short-Term Investments (cost $965,604,199)		968,693,446

TOTAL INVESTMENTS—115.3% (cost $4,232,705,771)		4,510,893,042

Liabilities in excess of other assets(z) — (15.3)%		(600,276,443)

Net Assets — 100.0%		$ 3,910,616,599

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BABs	Build America Bonds
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CMS	Constant Maturity Swap
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,431 and 0.0% of net assets.

A10

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $358,158,362; cash collateral of $370,164,896 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%	—	8,248	$ 196,872
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/13/21	0.11%	—	8,019	191,417
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%	—	20,048	454,197
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%	—	39,797	903,165
2- Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%	—	40,360	947,803
2- Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%	—	8,019	171,673
Total Options Purchased (cost $47,111)							$2,865,127
Futures contracts outstanding at September 30, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,057	5 Year U.S. Treasury Notes	Dec. 2020	$ 259,246,281	$ 283,487
9,233	10 Year U.S. Treasury Notes	Dec. 2020	1,288,292,031	1,316,483
6	10 Year U.S. Ultra Treasury Notes	Dec. 2020	959,531	1,960
				1,601,930
Short Positions:
253	2 Year U.S. Treasury Notes	Dec. 2020	55,903,117	(24,041)
33	10 Year Euro-Bund	Dec. 2020	6,752,327	(68,613)
2,364	20 Year U.S. Treasury Bonds	Dec. 2020	416,728,875	2,062,882
491	30 Year U.S. Ultra Treasury Bonds	Dec. 2020	108,909,938	1,082,080
				3,052,308
				$4,654,238
A11

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
Credit default swap agreements outstanding at September 30, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on asset-backed securities - Sell Protection(2)^:
Towd Point Mortgage Trust	07/25/56	0.450%(M)	19,079	*	$1,431	$—	$1,431	Citigroup Global Markets, Inc.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/21	1.000%(Q)	9,900	2.807%	$(211,975)	$65,647	$(277,622)	Bank of America, N.A.

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Buy Protection(1):
CMBX.NA.9.AAA	09/17/58	0.500%(M)	49,993	$(400,231)	$1,067,813	$(1,468,044)	Credit Suisse International
CMBX.NA.11.AAA	11/18/54	0.500%(M)	50,000	(176,329)	490,363	(666,692)	Morgan Stanley & Co. International PLC
CMBX.NA.12.AAA	08/17/61	0.500%(M)	100,000	298,529	362,096	(63,567)	Morgan Stanley & Co. International PLC
				$(278,031)	$1,920,272	$(2,198,303)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.13.AAA	12/16/72	0.500%(M)	50,000	*	$(576,700)	$ (907,345)	$330,645	Citigroup Global Markets, Inc.
CMBX.NA.13.AAA	12/16/72	0.500%(M)	25,000	*	(291,475)	(228,593)	(62,882)	Citigroup Global Markets, Inc.
					$(868,175)	$(1,135,938)	$267,763
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
A12

AST INVESTMENT GRADE BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2020 (unaudited)
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2020:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreement:
8,069	03/30/50	0.855%(S)	3 Month LIBOR(1)(Q)	$—	$533,383	$533,383

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A13